Property, plant and equipment - Schedule of Plant, Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 7,125,369	$ 4,331,804
Accumulated depreciation	820,472	689,939
Net book value	6,304,897	3,641,865
Land
Property, Plant and Equipment [Line Items]
Cost	71,689	45,333
Accumulated depreciation	0	0
Net book value	71,689	45,333
Equipment and other
Property, Plant and Equipment [Line Items]
Cost	114,116	104,239
Accumulated depreciation	40,674	33,291
Net book value	73,442	70,948
Generation
Property, Plant and Equipment [Line Items]
Cost	2,382,279	1,946,278
Accumulated depreciation	394,509	312,227
Net book value	1,987,770	1,634,051
Generation | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	209,979	147,010
Accumulated depreciation	0	0
Net book value	209,979	147,010
Liberty Utilities Group
Property, Plant and Equipment [Line Items]
Cost	4,182,940	1,965,061
Accumulated depreciation	385,289	344,421
Net book value	3,797,651	1,620,640
Liberty Utilities Group | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	164,366	123,883
Accumulated depreciation	0	0
Net book value	$ 164,366	$ 123,883